Annual Total Returns - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 13, 2021
Fidelity SAI High Income Fund
Bar Chart Table:
Annual Return 2022	(10.96%)
Annual Return 2023	10.76%